Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Schedule of Income Tax
in EUR thousands	2020	2019	2018
Deferred taxes	(269)	(2,606)	10,400
Actual income taxes	(56)	25	(9)
Total income taxes	(325)	(2,581)	10,391